UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

    [LOGO OMITTED]
    CB CORE EQUITY FUND
    SEMI-ANNUAL REPORT                                        APRIL 30, 2006
--------------------------------------------------------------------------------





                                                INVESTMENT ADVISER:
                                                CB INVESTMENT MANAGERS, LLC


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ...................................................    1

Statement of Operations ...................................................    9

Statement of Changes in Net Assets ........................................   10

Financial Highlights ......................................................   11

Notes to Financial Statements .............................................   12

Disclosure of Fund Expenses ...............................................   18

Approval of Investment Advisory Agreement .................................   20
--------------------------------------------------------------------------------






The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

[THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Financials                              20.4%
Information Technology                  15.2%
Consumer Discretionary                  14.0%
Industrials                             10.7%
Healthcare                              10.0%
Short-Term Investments                   8.5%
Energy                                   8.3%
Consumer Staples                         5.4%
Materials                                3.5%
Utilities                                3.0%
Telecommunication Services               1.0%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 92.5%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------     ---------
BASIC MATERIALS -- 2.7%
CHEMICALS -- 1.1%
  Praxair .............................................   10,680     $   599,469
                                                                     ----------
METALS  -- 1.6%
  Nucor ...............................................    4,640        504,925
  Phelps Dodge ........................................    4,950        426,640
                                                                     ----------
                                                                        931,565
                                                                     ----------
  Total Basic Materials ..............................                1,531,034
                                                                     ----------
CONSUMER MERCHANDISE -- 5.1%
RETAIL - APPAREL -- 1.7%
  Chico's FAS* ........................................   11,250        416,925
  Nordstrom ...........................................   14,080        539,686
                                                                     ----------
                                                                        956,611
                                                                     ----------
RETAIL - GENERAL MERCHANDISE -- 0.9%
  Target ..............................................    8,995        477,635
                                                                     ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------     ----------
RETAIL - SPECIALTY -- 2.5%
   Lowe's ........................................          8,920    $   562,406
   Staples .......................................         32,917        869,338
                                                                     -----------
                                                                       1,431,744
                                                                     -----------
   Total Consumer Merchandise ....................                     2,865,990
                                                                     -----------
CONSUMER NON-DURABLES -- 7.1%
BEVERAGES  ALCOHOLIC -- 0.9%
   Constellation Brands, Cl A* ...................         19,580        483,626
                                                                     -----------
BEVERAGES - SOFT -- 1.7%
   Pepsi Bottling Group ..........................         16,405        526,600
   PepsiCo .......................................          7,657        445,944
                                                                     -----------
                                                                         972,544
                                                                     -----------
CONSUMER PRODUCTS -- 1.1%
   Procter & Gamble ..............................         11,087        645,374
                                                                     -----------
FOODS -- 1.8%
   Archer-Daniels-Midland ........................         27,040        982,634
                                                                     -----------
LEISURE - PRODUCTS -- 1.6%
   HarleyDavidson ................................         17,675        898,597
                                                                     -----------
   Total Consumer NonDurables ....................                     3,982,775
                                                                     -----------
CONSUMER SERVICES -- 7.7%
CONSULTING SERVICES -- 1.2%
   Corporate Executive Board .....................          6,365        681,882
                                                                     -----------
LODGING/HOTELS/GAMING -- 4.9%
   Choice Hotels International ...................         12,075        646,375
   Harrah's Entertainment ........................         12,565      1,025,807
   Scientific Games, Cl A* .......................         28,140      1,071,852
                                                                     -----------
                                                                       2,744,034
                                                                     -----------
MEDIA -- 1.0%
  MULTIMEDIA -- 1.0%
   News, Cl A ....................................         31,456        539,785
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                        ----------    ----------
RESTAURANTS -- 0.6%
   Sonic* ..........................................        10,915   $   370,128
                                                                     -----------
   Total Consumer Services .........................                   4,335,829
                                                                     -----------
ENERGY -- 9.3%
OIL EQUIPMENT & SERVICE -- 1.7%
   Nabors Industries Ltd.* .........................        25,810       963,487
                                                                     -----------
OIL EXPLORATION & PRODUCTION -- 3.0%
   Anadarko Petroleum ..............................         6,235       653,553
   Headwaters* .....................................        14,180       477,582
   Noble Energy ....................................        12,325       554,379
                                                                     -----------
                                                                       1,685,514
                                                                     -----------
OIL INTEGRATED -- 4.6%
   Chevron .........................................         8,194       499,998
   ConocoPhillips ..................................        15,378     1,028,788
   Suncor Energy ...................................        12,185     1,044,742
                                                                     -----------
                                                                       2,573,528
                                                                     -----------
   Total Energy ....................................                   5,222,529
                                                                     -----------
FINANCIAL SERVICES -- 20.6%
BANKS -- 7.7%
  REGIONAL -- 3.6%
   Regions Financial ...............................        30,185     1,102,054
   Zions Bancorporation ............................        11,140       924,954
                                                                     -----------
                                                                       2,027,008
                                                                     -----------
  SUPER REGIONAL -- 4.1%
   Bank of America .................................        15,950       796,224
   Wachovia ........................................        10,622       635,726
   Wells Fargo .....................................        12,720       873,737
                                                                     -----------
                                                                       2,305,687
                                                                     -----------
                                                                       4,332,695
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                        ----------    ----------
FINANCIAL MISCELLANEOUS -- 6.2%
  CREDIT CARD -- 0.9%
   Capital One Financial ...........................         5,645   $   489,083
                                                                     -----------
  DIVERSIFIED -- 2.6%
   Citigroup .......................................        28,983     1,447,701
                                                                     -----------
  INVESTMENT BANKERS/BROKERS -- 2.7%
   Charles Schwab ..................................        43,065       770,863
   Goldman Sachs Group .............................         4,710       754,966
                                                                     -----------
                                                                       1,525,829
                                                                     -----------
                                                                       3,462,613
                                                                     -----------
INSURANCE -- 6.7%
  LIFE INSURANCE -- 4.0%
   Aflac ...........................................        29,203     1,388,311
   Lincoln National ................................        14,745       856,390
                                                                     -----------
                                                                       2,244,701
                                                                     -----------
  MULTI-LINE INSURANCE -- 2.7%
   Hartford Financial Services Group ...............         6,480       595,706
   Metlife .........................................        17,800       927,380
                                                                     -----------
                                                                       1,523,086
                                                                     -----------
                                                                       3,767,787
                                                                     -----------
   Total Financial Services ........................                  11,563,095
                                                                     -----------
HEALTHCARE -- 10.1%
HEALTHCARE SERVICES -- 1.4%
  HMOS -- 1.4%
   Aetna ...........................................        21,090       811,965
                                                                     -----------
MEDICAL PRODUCTS -- 3.5%
  INSTRUMENTS-- 0.6%
   PerkinElmer .....................................        15,690       336,394
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                       -----------   -----------

MEDICAL PRODUCTS -- CONTINUED
  PRODUCTS-- 2.9%
   Dentsply International ..........................         4,435   $   264,636
   Medtronic .......................................        13,390       671,107
   Stryker .........................................        15,744       688,800
                                                                     -----------
                                                                       1,624,543
                                                                     -----------
                                                                       1,960,937
                                                                     -----------
PHARMACEUTICALS -- 5.2%
  MEDICAL DRUGS -- 5.2%
   Abbott Laboratories .............................         7,640       326,534
   AstraZeneca .....................................        15,365       847,072
   Medco Health Solutions* .........................         9,410       500,894
   Pfizer ..........................................        15,165       384,129
   Schering-Plough .................................        21,890       422,915
   Wyeth ...........................................         8,440       410,775
                                                                     -----------
                                                                       2,892,319
                                                                     -----------
   Total Healthcare ................................                   5,665,221
                                                                     -----------
INDUSTRIAL -- 10.5%
ENGINES -- 1.6%
   Cummins .........................................         8,395       877,277
                                                                     -----------
MACHINERY -- 1.3%
   Caterpillar .....................................        10,100       764,974
                                                                     -----------
MANUFACTURING -- 6.0%
   General Electric ................................        29,903     1,034,345
   Lennar, Cl A ....................................         9,125       501,236
   Parker Hannifin .................................         7,930       642,726
   Tyco International Ltd. .........................        44,828     1,181,218
                                                                     -----------
                                                                       3,359,525
                                                                     -----------
TRANSPORTATION -- 1.6%
   Burlington Northern Santa Fe ....................        11,235       893,520
                                                                     -----------
   Total Industrial ................................                   5,895,296
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                       -----------   -----------
TECHNOLOGY -- 15.4%
COMPUTER HARDWARE -- 2.6%
  COMPUTERS -- 2.2%
   Apple Computer* .................................         7,570   $   532,853
   Dell* ...........................................        26,054       682,615
                                                                     -----------
                                                                       1,215,468
                                                                     -----------
  MEMORY & PERIPHERALS -- 0.4%
   EMC* ............................................        18,365       248,112
                                                                     -----------
                                                                       1,463,580
                                                                     -----------
COMPUTER SOFTWARE -- 2.6%
  SYSTEMS -- 2.6%
   Adobe Systems* ..................................        13,975       547,820
   Autodesk ........................................        10,620       446,465
   Microsoft .......................................        19,223       464,235
                                                                     -----------
                                                                       1,458,520
                                                                     -----------
SEMICONDUCTORS -- 3.2%
  SEMICONDUCTORS -- 3.2%
   Broadcom, Cl A* .................................        25,695     1,056,321
   Intel ...........................................        35,770       714,685
                                                                     -----------
                                                                       1,771,006
                                                                     -----------
TELECOMMUNICATIONS -- 7.0%
  TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 7.0%
   Corning* ........................................        15,440       426,607
   Harris ..........................................        28,745     1,338,655
   Motorola ........................................        38,915       830,835
   Nokia ADR .......................................        29,435       666,997
   Qualcomm ........................................        12,985       666,650
                                                                     -----------
                                                                       3,929,744
                                                                     -----------
   Total Technology ................................                   8,622,850
                                                                     -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                          -----------   -----------
UTILITIES - ELECTRIC & GAS -- 3.0%
ELECTRIC -- 1.9%
   Constellation Energy Group ...........................      10,410   $   571,717
   TXU ..................................................      10,600       526,078
                                                                        -----------
                                                                          1,097,795
GAS -- 1.1%
   Sempra Energy ........................................      13,020       599,180
                                                                        -----------
   Total Utilities - Electric & Gas .....................                 1,696,975
                                                                        -----------
UTILITIES - TELEPHONE -- 1.0%
TELEPHONE - INTEGRATED -- 1.0%
   Alltel ...............................................       8,440       543,283
                                                                        -----------
   Total Utilities - Telephone ..........................                   543,283
                                                                        -----------
   TOTAL COMMON STOCK
      (Cost $39,125,329) ................................                51,924,877
                                                                        -----------
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.6%
-----------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund, 4.49%** ......   2,239,000     2,239,000
   HighMark U.S. Government Money Market Fund, 4.32%**...   2,239,000     2,239,000
   Union Bank of California Money Market Fund, 4.10%***..     325,577       325,577
                                                                        -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $4,803,577) .................................                 4,803,577
                                                                        -----------
   TOTAL INVESTMENTS -- 101.1%
      (Cost $43,928,906) ................................                56,728,454
                                                                        -----------
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.1)%
-----------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ........                  (1,009,369)
   Investment Advisory Fees Payable ...................                     (20,269)
   Administration Fees Payable ........................                     (11,205)
   Payable for Capital Shares Redeemed ................                     (10,125)
   Chief Compliance Officer Fees Payable ..............                      (7,363)
   Trustees' Fees Payable .............................                      (2,407)
   Other Assets and Liabilities, Net ..................                     467,793
                                                                        -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                    (592,945)
                                                                        -----------
   NET ASSETS -- 100.0% ...............................                 $56,135,509
                                                                        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                     -----------
  Portfolio Shares of Institutional Class
     (unlimited authorization -- no par value)
     based on 4,157,848 outstanding shares
     of beneficial interest ...................................      $42,943,899
  Undistributed net investment income .........................           26,705
  Accumulated net realized gain on investments ................          365,357
  Net unrealized appreciation on investments ..................       12,799,548
                                                                     -----------
  NET ASSETS ..................................................      $56,135,509
                                                                     ===========
  Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class ...................           $13.50
                                                                          ======

  *  NONINCOME PRODUCING

 **  RATE SHOWN IS THE 7DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.

***  RATE SHOWN IS THE 7DAY SIMPLE YIELD AS OF APRIL 30, 2006.

ADR  AMERICAN DEPOSITARY RECEIPT
CL   CLASS
LTD. LIMITED





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ....................................................       $  449,996
Less: Foreign Taxes Withheld .................................           (2,184)
                                                                     ----------
  TOTAL INVESTMENT INCOME ....................................          447,812
                                                                     ----------
EXPENSES
Investment Advisory Fees .....................................          210,295
Administration Fees ..........................................           52,574
Chief Compliance Officer Fees ................................            2,984
Trustees' Fees ...............................................            2,206
Transfer Agent Fees ..........................................           15,239
Printing Fees ................................................           11,347
Legal Fees ...................................................           10,177
Audit Fees ...................................................            8,733
Custodian Fees ...............................................            3,648
Registration and Filing Fees .................................              971
Insurance and Other Fees .....................................            1,450
                                                                     ----------
  TOTAL EXPENSES .............................................          319,624
                                                                     ----------
Less: Advisory Fee Waiver ....................................          (72,525)
                                                                     ----------
NET EXPENSES .................................................          247,099
                                                                     ----------
NET INVESTMENT INCOME ........................................          200,713
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS .............................          365,571
NET CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS .............................................        4,422,242
                                                                     ----------
NET GAIN ON INVESTMENTS ......................................        4,787,813
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       $4,988,526
                                                                     ==========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            NOVEMBER 1, 2005         YEAR ENDED
                                                           TO APRIL 30, 2006         OCTOBER 31,
                                                              (UNAUDITED)               2005
                                                           -----------------        ------------
OPERATIONS:
  Net Investment Income ...............................         $   200,713          $   339,375
  Net Realized Gain on Investments ....................             365,571            1,965,382
  Net Change in Unrealized Appreciation
     on Investments ...................................           4,422,242            3,065,985
                                                                -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..................................           4,988,526            5,370,742
                                                                -----------          -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ...............................            (175,634)            (346,756)
  Net Realized Gain ...................................          (1,965,477)          (2,881,873)
                                                                -----------          -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ................          (2,141,111)          (3,228,629)
                                                                -----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Issued ..............................................           4,247,678            8,806,781
  In Lieu of Dividends ................................           1,664,041            2,407,213
  Redeemed ............................................          (2,974,341)          (7,299,433)
                                                                -----------          -----------
  NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .......................           2,937,378            3,914,561
                                                                -----------          -----------
     TOTAL INCREASE IN NET ASSETS .....................           5,784,793            6,056,674
                                                                -----------          -----------
NET ASSETS:
  Beginning of Period .................................          50,350,716           44,294,042
                                                                -----------          -----------
  End of Period (including undistributed net investment
     income of $26,705 and $1,626, respectively) ......         $56,135,509          $50,350,716
                                                                ===========          ===========
SHARE TRANSACTIONS:
  Issued ..............................................             320,510              710,136
  In Lieu of Dividends ................................             128,794              195,537
  Redeemed ............................................            (226,990)            (585,821)
                                                                -----------          -----------
  NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...............................             222,314              319,852
                                                                ===========          ===========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           SELECTED PER SHARE DATA & RATIOS
                                                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                         NOVEMBER 1,         YEAR                YEAR         MAY 20, 2003*
                                           2005 TO           ENDED               ENDED             TO
                                       APRIL 30, 2006      OCTOBER 31,         OCTOBER 31,     OCTOBER 31,
                                         (UNAUDITED)          2005                2004            2003
                                       --------------     -------------      -------------    --------------
Net Asset Value,
  Beginning of Period ..............       $ 12.79           $ 12.25             $ 11.54         $ 10.00
                                           -------           -------             -------         -------
Income from Operations
  Net Investment Income ............          0.05(1)           0.09**(1)           0.04            0.02
  Net Realized and Unrealized Gain .          1.20(1)           1.34(1)             0.72            1.54
                                           -------           -------             -------         -------
  Total from Operations ............          1.25              1.43                0.76            1.56
                                           -------           -------             -------         -------
Dividends and Distributions:
  Net Investment Income ............         (0.04)            (0.09)              (0.05)          (0.02)
  Net Realized Gain ................         (0.50)            (0.80)                 --              --
                                           -------           -------             -------         -------
  Total Dividends and
     Distributions .................         (0.54)            (0.89)              (0.05)          (0.02)
                                           -------           -------             -------         -------
Net Asset Value, End of Period .....       $ 13.50           $ 12.79             $ 12.25         $ 11.54
                                           =======           =======             =======         =======
TOTAL RETURN+ ......................          9.97%            12.01%               6.57%          15.57%
                                           =======           =======             =======         =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
  End of Period (Thousands) ........       $56,136           $50,351             $44,294         $37,886
Ratio of Expenses
  to Average Net Assets ............          0.94%++           0.94%               0.94%           0.94%++
Ratio of Expenses
  to Average Net Assets
  (excluding waivers) ..............          1.22%++           1.26%               1.26%           1.60%++
Ratio of Net Investment Income
  to Average Net Assets ............          0.76%++           0.70%**             0.35%           0.51%++
Portfolio Turnover Rate ............         11.85%            38.61%              88.38%          30.57%

  *  COMMENCEMENT OF OPERATIONS.
 ** NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.25%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT, IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
 ++  ANNUALIZED
(1) PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE SHARES OUTSTANDING. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an openend management investment company with 36 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, thirdparty pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The thirdparty pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, brokersupplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, thirdparty pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local governmentimposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the exdividend date. Interest income is recognized on an accrual basis.

EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on exdividend date.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000 for one fund, and shall be increased by $100,000 for each fund thereafter, and by $15,000 for each additional class per fund after the first class, apportioned to the Fund as a percentage of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CB Investment Managers, LLC (the "Adviser"). During the six months ended April 30, 2006, the Fund paid $1,155 to third parties for such services.

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2006, the Fund made purchases of $5,923,736 and sales of $6,098,900 of investment securities other than longterm U.S. Government and shortterm securities. There were no purchases or sales of longterm U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paidincapital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income
(loss) per share in the financial highlights.

The tax character of all dividends paid for the years ended October 31, 2005 and October 31, 2004, were as follows:

          ORDINARY                  LONG-TERM
           INCOME                  CAPITAL GAIN               TOTAL
         -----------               ------------            ------------
2005      $346,756                  $2,881,873              $3,228,629
2004       167,160                          --                 167,160

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
As of October 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income ...........................          $     56,495
Undistributed LongTerm Capital Gain .....................             1,928,449
Unrealized Appreciation .................................             8,377,306
Other Temporary Differences .............................               (18,055)
                                                                   ------------
Total Distributable Earnings ............................          $ 10,344,195
                                                                   ============

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2006, were as follows:

             FEDERAL TAX      APPRECIATED      DEPRECIATED    NET UNREALIZED
                COST          SECURITIES       SECURITIES      APPRECIATION
            -------------    -------------    -----------     -------------
             $43,928,906      $13,459,893      $(660,345)      $12,799,548

8. OTHER:

At April 30, 2006, 94% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation SK) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

  You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
  make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                          BEGINNING        ENDING                   EXPENSES
                           ACCOUNT        ACCOUNT    ANNUALIZED       PAID
                            VALUE          VALUE      EXPENSE        DURING
                          11/01/05       04/30/06      RATIOS        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN       $1,000.00       $1,099.70      0.94%        $ 4.89
HYPOTHETICAL 5% RETURN    1,000.00        1,020.13      0.94           4.71
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN REAPPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and reapprove the existing Advisory Agreement after its initial twoyear term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional oneyear term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 21, 2006, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was allimportant, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The Adviser's representative provided a brief overview of the Adviser's management and structure, including a review of its current staff and new Chief Compliance Officer. He reviewed the Adviser's investment strategy and philosophy for the Fund and reviewed brokerage allocation policies and the Adviser's efforts to keep commissions as low as possible. He also stated that the Adviser does have soft dollar relationships and is conscious of those issues. He noted that given the small size of the Adviser, it did not share some of the compliance concerns faced by larger organizations.

The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the daytoday management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting brokerdealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund's performance was reasonable. The Adviser's representative discussed factors contributing to the Fund's performance, including how the portfolio is diversified across economic sectors.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICE, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were not excessive. Based on the materials and information provided, the Board concluded that the advisory fees were reasonable given the services provided, noting the Fund's favorable performance. The Board noted that overall Fund expenses were comparable to the range of overall expenses for similar funds. In addition, the Board considered whether economies of scale were realized during the current contract period and concluded that such economies had not yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                                     NOTES

                                     NOTES

                               CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                   1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.